SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	66-0256665
Program's interest in the Savings Plan Master Trust (Note 4)	$ 245,719	$ 232,882
Participant loans, with varying maturity dates through 2035 and interest rates ranging from 4.25% to 9.50%	3,267	$ 3,160
Total Current Value	$ 248,986
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%